OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Restricted Cash (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 4
Other Assets [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	2	$ 2
Other Current Assets [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 2